Deposits from central banks and credit institutions (Details) - EUR (€) € in Millions	1 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deposits [Line Items]
Financial liabilities held for trading	€ 81,167	€ 77,139	€ 70,343
Financial liabilities designated at fair value through profit or loss	48,038	60,995	68,058
Financial liabilities at amortized cost	1,248,188	1,230,745	1,171,630
Deposits from central banks at amortised cost due to participation in the refinancing operations program	77,732	46,201	55,382
Net reliance on European Central Bank	13,494
Income from participation in refinancing operations program	391
TLRTO III
Deposits [Line Items]
Deposits from central banks at amortised cost due to participation in the refinancing operations program	77,460
Euro
Deposits [Line Items]
Total financial liabilities	104,499	79,008	97,323
Pound sterling
Deposits [Line Items]
Total financial liabilities	23,339	18,129	19,301
US dollar
Deposits [Line Items]
Total financial liabilities	26,581	53,403	45,848
Brazilian real
Deposits [Line Items]
Total financial liabilities	12,356	13,022	18,657
Other currencies
Deposits [Line Items]
Total financial liabilities	17,904	11,601	6,780
Central banks and Credit institutions
Deposits [Line Items]
Total financial liabilities	184,679	175,163	187,909
Central banks
Deposits [Line Items]
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	2,490	12,854	14,816
Financial liabilities at amortized cost	112,804	62,468	72,523
Total financial liabilities	115,294	75,322	87,339
Central banks | Deposits on demand
Deposits [Line Items]
Total financial liabilities	10	5	5
Central banks | Time deposits
Deposits [Line Items]
Total financial liabilities	108,090	67,424	82,797
Central banks | Reverse repurchase agreements
Deposits [Line Items]
Total financial liabilities	7,194	7,893	4,537
Credit institutions
Deposits [Line Items]
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	6,765	9,340	10,891
Financial liabilities at amortized cost	62,620	90,501	89,679
Total financial liabilities	69,385	99,841	100,570
Credit institutions | Deposits on demand
Deposits [Line Items]
Total financial liabilities	5,727	9,136	6,154
Credit institutions | Time deposits
Deposits [Line Items]
Total financial liabilities	43,308	61,406	53,422
Credit institutions | Reverse repurchase agreements
Deposits [Line Items]
Total financial liabilities	20,179	29,115	40,873
Credit institutions | Subordinated liabilities
Deposits [Line Items]
Total financial liabilities	€ 171	€ 184	€ 121